Trade receivables, other assets, prepaid expenses and Tax receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of other assets and prepaid expenses	Other assets and prepaid expenses consisted of the following:

	At December 31
	2022			2021
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Receivables from financing activities	€2,153	€2,553	€4,706	€2,296	€1,347	€3,643
Other receivables	3,506	1,730	5,236	2,679	2,122	4,801
Defined benefit plan assets (Note 20)	—	1,844	1,844	—	2,423	2,423
Derivative operating assets	587	286	873	641	114	755
Prepaid expenses and other	1,303	310	1,613	746	260	1,006
Total other assets and prepaid expenses	€7,549	€6,723	€14,272	€6,362	€6,266	€12,628

Schedule of receivables by due date
The following table summarizes Receivables from financing activities, Other receivables, Derivative operating assets and Tax receivables by due date:

	At December 31,
	2022					2021
	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total
	(€ million)
Receivables from financing activities	€2,153	€1,918	€635	€2,553	€4,706	€2,296	€923	€424	€1,347	€3,643
Other receivables	3,506	1,614	116	1,730	5,236	2,679	1,773	349	2,122	4,801
Derivative operating assets	587	286	—	286	873	641	114	—	114	755
Total	€6,246	€3,818	€751	€4,569	€10,815	€5,616	€2,810	€773	€3,583	€9,199

Tax receivables	€543	€79	€33	€112	€655	€285	€74	€31	€105	€390

Disclosure of allowance for credit losses
Trade receivables are shown net of an ECL allowance, calculated using the simplified approach. Changes in the allowance for trade receivables were as follows:

	At January 1, 2022	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2022
	(€ million)
ECL allowance - Trade receivables	€482	€159	€(74)	€(5)	€562
Receivables from financing activities are shown net of an ECL allowance. Changes in the allowance for receivables from financing activities were as follows:

	At January 1, 2022	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2022
	(€ million)
ECL allowance - Receivables from financing activities	€121	€96	€(45)	€—	€172

Disclosure of credit risk exposure	The following table provides information about the exposure to credit risk and ECLs for trade receivables:

	At December 31,
	2022			2021
	Current and less than 90 days past due	90 days or more past due	Total	Current and less than 90 days past due	90 days or more past due	Total
	(€ million)
Gross amount	€4,820	€669	€5,489	€2,882	€593	€3,475
ECL allowance	(178)	(384)	(562)	(80)	(402)	(482)
Carrying amount	€4,642	€285	€4,927	€2,802	€191	€2,993
The following table provides information about the exposure to credit risk and ECLs for receivables from financing activities:

	At December 31,
	2022				2021
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	(€ million)
Gross amount	€4,492	€69	€58	€4,619	€3,359	€108	€45	€3,512
ECL allowance	(138)	(22)	(12)	(172)	(105)	(8)	(8)	(121)
Carrying amount	€4,354	€47	€46	€4,447	€3,254	€100	€37	€3,391

Schedule of receivables from financing activities
Receivables from financing activities mainly relate to the business of financial services companies fully consolidated by the Company and are summarized as follows:

	At December 31,
	2022	2021
	(€ million)
Dealer financing	€1,644	€1,499
Retail financing	2,475	1,438
Finance leases	7	5
Other	580	701
Total Receivables from financing activities	€4,706	€3,643

Disclosure of carrying amount of assets not derecognised
At December 31, 2022 and 2021, the carrying amount of transferred financial assets not derecognized and the related liabilities were as follows:

	At December 31,
	2022			2021
	Trade receivables	Receivables from financing activities	Total	Trade receivables	Receivables from financing activities	Total
	(€ million)
Carrying amount of assets transferred and not derecognized	€119	€9	€128	€137	€12	€149
Carrying amount of the related liabilities (Note 22)	€119	€9	€128	€137	€12	€149